Trade Payables (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	€ 1,084	€ 2,093
Trade payables decreased	€ 1,000